Stockholders' Equity and Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan Activity
Summarized stock option plan activity is as follows:

	Options	Weighted Average Option Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at January 1, 2013	10,826,004	$23.98
Granted	544,330	9.86
Canceled	(378,202)	20.67
Exercised	(1,848,222)	7.44
Outstanding at December 31, 2013	9,143,910	26.62
Granted	244,351	11.57
Canceled	(1,656,359)	34.79
Exercised	(562,234)	7.39
Outstanding at December 31, 2014	7,169,668	25.73
Granted	200,673	19.98
Canceled	(1,463,497)	39.82
Exercised	(1,301,789)	7.53
Outstanding at December 31, 2015	4,605,055	$26.14	3.7	$21,058

Exercisable at December 31, 2014	6,459,687	$27.52	3.4	$12,662

Exercisable at December 31, 2015	4,085,555	$27.65	3.1	$18,145

Information About Stock Options Outstanding and Exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$5.22-$6.70	599,049	6.2	$5.88	599,049	$5.88
7.55-8.34	553,204	4.6	8.16	553,204	8.16
9.86	416,778	7.9	9.86	260,848	9.86
11.57	244,351	8.9	11.57	81,454	11.57
19.98	200,673	9.8	19.98	—	—
33.31	25,000	2.0	33.31	25,000	33.31
38.11	380,000	1.9	38.11	380,000	38.11
39.00	1,195,500	0.8	39.00	1,195,500	39.00
39.78	965,500	1.8	39.78	965,500	39.78
42.69	25,000	0.8	42.69	25,000	42.69
$5.22-$42.69	4,605,055	3.7	$26.14	4,085,555	$27.65

RSU Activity
Summarized RSU activity is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	2,371,147
Granted	1,018,978	$10.03
Canceled	(46,131)
Awarded	(588,195)
Outstanding at December 31, 2013	2,755,799
Granted	696,249	$11.63
Canceled	(201,660)
Awarded	(715,892)
Outstanding at December 31, 2014	2,534,496
Granted	541,016	$19.05
Canceled	(40,800)
Awarded	(713,886)
Outstanding at December 31, 2015	2,320,826

PSU Activity
Summarized PSU activity is as follows:

	Performance Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	829,130
Granted	—
Canceled	(7,497)
Awarded	—
Outstanding at December 31, 2013	821,633
Granted	694,294	$11.01
Canceled	(104,287)
Awarded	—
Outstanding at December 31, 2014	1,411,640
Granted	240,156	$16.75
Performance Adjustment	264,306
Canceled	(2,677)
Awarded	(663,945)
Outstanding at December 31, 2015	1,249,480

Career Shares Activity
Summarized Career Shares activity is as follows:

	Career Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	702,826
Granted	200,043	$6.78
Canceled	(125)
Awarded	(8,437)
Outstanding at December 31, 2013	894,307
Granted	122,015	$11.31
Canceled	(85,765)
Awarded	(33,972)
Outstanding at December 31, 2014	896,585
Granted	103,018	$12.51
Canceled	—
Awarded	(31,028)
Outstanding at December 31, 2015	968,575

Share-based Compensation Costs by Award Plan
The following table summarizes our share-based compensation costs by award type:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Stock Options	$2,821	$2,733	$2,666
Restricted Stock Units	9,909	8,010	10,610
Performance Stock Units	5,135	6,537	3,678
Career Shares	1,399	1,196	1,937
Total share-based compensation costs	$19,264	$18,476	$18,891

Classification Detail of Share-based Employee Compensation Costs
The following table provides classification detail of the total costs related to our share-based employee compensation plans reported in our consolidated statements of operations:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Gaming	$393	$387	$351
Food and beverage	75	74	67
Room	36	35	32
Selling, general and administrative	1,996	1,965	1,787
Corporate expense	16,764	16,207	16,654
Other operating items, net	—	(192)	—
Total share-based compensation expense	$19,264	$18,476	$18,891